Fair Value Measurements - Summary of Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis and Realized and Unrealized Gains (Losses) (Details) - Level 3 - USD ($)
$ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Preference Shares
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Net Realized and Unrealized (Gains) Losses Included in Income	$ (2,486)	$ 315	$ (753)	$ (639)
Contingent Consideration for Solutions Infini Acquisition
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Net Realized and Unrealized (Gains) Losses Included in Income			15	71
Recurring Basis | Preference Shares
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value Beginning of Period	2,530	1,834	1,834
Net Realized and Unrealized (Gains) Losses Included in Income	(2,486)		753	639
Other Comprehensive Income (Loss)	(42)		(57)	(6)
Change in scope of consolidation				1,201
Fair Value End of Period	$ 2		2,530	1,834
Recurring Basis | Contingent Consideration for Solutions Infini Acquisition
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value Beginning of Period		$ 482	482	2,232
Net Realized and Unrealized (Gains) Losses Included in Income			(15)	(71)
Other Comprehensive Income (Loss)			23	(72)
Purchases, Sales, Issuances and Settlements, Net			$ (490)	(1,137)
Gross Transfers Out				(470)
Fair Value End of Period				$ 482